Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 6.2%
Arcellx, Inc.
(a)
....................... 8,553 $ 771,908
Arcus Biosciences, Inc.
(a)
................ 13,732 270,795
Beam Therapeutics, Inc.
(a)
............... 19,424 485,794
BioCryst Pharmaceuticals, Inc.
(a)
........... 43,563 318,881
Exelixis, Inc.
(a)
....................... 56,995 2,203,997
Geron Corp.
(a)
....................... 129,678 163,394
Immunome, Inc.
(a)
.................... 16,508 265,284
Incyte Corp.
(a)
....................... 41,254 3,856,424
Intellia Therapeutics, Inc.
(a)
.............. 21,132 266,686
Iovance Biotherapeutics, Inc.
(a) (b)
........... 58,365 114,979
Janux Therapeutics, Inc.
(a)
............... 10,657 305,962
Kura Oncology, Inc.
(a)
.................. 17,685 181,625
Moderna, Inc.
(a) (b)
..................... 73,981 2,009,324
Novavax, Inc.
(a) (b)
..................... 31,720 266,448
Regeneron Pharmaceuticals, Inc. .......... 22,495 14,662,241
Revolution Medicines, Inc.
(a)
.............. 35,027 2,060,989
Twist Bioscience Corp.
(a) (b)
............... 12,292 404,284
Xencor, Inc.
(a)
....................... 14,356 211,177
28,820,192
Broadline Retail — 6.0%
Amazon.com, Inc.
(a)
................... 76,158 18,599,307
Coupang, Inc. , Class A
(a)
................ 61,813 1,976,161
eBay, Inc. .......................... 22,866 1,859,234
Etsy, Inc.
(a)
......................... 5,161 319,982
MercadoLibre, Inc.
(a)
................... 2,341 5,448,116
28,202,800
Capital Markets — 0.4%
Coinbase Global, Inc. , Class A
(a)
........... 4,306 1,480,317
Donnelley Financial Solutions, Inc.
(a)
........ 548 25,181
MarketAxess Holdings, Inc. .............. 799 127,888
Tradeweb Markets, Inc. , Class A ........... 2,452 258,416
Virtu Financial, Inc. , Class A .............. 1,716 59,785
1,951,587
Communications Equipment — 0.1%
Calix, Inc.
(a)
......................... 4,895 334,916
Consumer Finance — 0.2%
Enova International, Inc.
(a)
............... 510 60,981
OneMain Holdings, Inc. ................. 2,505 148,271
SoFi Technologies, Inc.
(a) (b)
.............. 23,092 685,370
Upstart Holdings, Inc.
(a) (b)
................ 1,790 85,061
World Acceptance Corp.
(a)
............... 104 13,257
992,940
Diversified Telecommunication Services — 0.0%
IDT Corp. , Class B .................... 465 23,557
Electrical Equipment — 0.5%
AMETEK, Inc. ....................... 12,845 2,596,103
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ....................... 9,407 389,356
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A .............. 55,248 2,674,556
Entertainment — 3.1%
Netflix, Inc.
(a)
........................ 13,101 14,658,185
Financial Services — 6.0%
Affirm Holdings, Inc. , Class A
(a)
............ 5,745 412,951
Block, Inc. , Class A
(a)
.................. 11,412 866,627
Cantaloupe, Inc.
(a)
.................... 1,483 15,660
Corpay, Inc.
(a)
....................... 1,452 378,028
Security
Shares
Shares Value
Financial Services (continued)
Euronet Worldwide, Inc.
(a)
............... 857 $ 65,012
Fidelity National Information Services, Inc. .... 11,171 698,411
Fiserv, Inc.
(a)
........................ 11,708 780,806
Flywire Corp.
(a)
...................... 2,280 30,370
Global Payments, Inc. ................. 5,172 402,175
Jack Henry & Associates, Inc. ............ 1,537 228,921
Marqeta, Inc. , Class A
(a)
................ 8,158 36,956
Mastercard, Inc. , Class A ................ 17,484 9,650,993
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 648 18,533
Payoneer Global, Inc.
(a)
................. 5,992 34,694
PayPal Holdings, Inc.
(a)
................. 20,634 1,429,317
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 1,396 96,463
Toast, Inc. , Class A
(a)
.................. 9,517 343,944
Visa, Inc. , Class A .................... 36,374 12,394,077
WEX, Inc.
(a)
......................... 718 104,742
27,988,680
Health Care Equipment & Supplies — 2.3%
Intuitive Surgical, Inc.
(a)
................. 19,927 10,646,597
Interactive Media & Services — 9.5%
Alphabet, Inc. , Class A ................. 93,649 26,333,162
fuboTV, Inc.
(a) (b)
...................... 18,154 68,622
Meta Platforms, Inc. , Class A ............. 23,312 15,114,335
Pinterest, Inc. , Class A
(a)
................ 32,787 1,085,250
Reddit, Inc. , Class A
(a)
.................. 6,366 1,330,176
Rumble, Inc. , Class A
(a) (b)
................ 7,479 51,306
Snap, Inc. , Class A, NVS
(a)
.............. 60,120 468,936
Trump Media & Technology Group Corp.
(a) (b)
... 5,880 90,111
Vimeo, Inc.
(a)
........................ 7,140 55,692
44,597,590
IT Services — 2.2%
(a)
Akamai Technologies, Inc. ............... 12,161 913,291
DigitalOcean Holdings, Inc.
(b)
............. 3,038 123,525
Fastly, Inc. , Class A ................... 6,522 54,067
GoDaddy, Inc. , Class A ................. 7,914 1,053,591
MongoDB, Inc. , Class A ................ 3,903 1,404,378
Okta, Inc. , Class A .................... 14,135 1,293,777
Snowflake, Inc. , Class A ................ 15,808 4,345,303
Twilio, Inc. , Class A ................... 7,214 973,024
10,160,956
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a) (b)
........ 20,738 150,558
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares ........ 934 —
OmniAb, Inc., 15.00 Earnout Shares ........ 934 —
—
Machinery — 0.1%
(a)
Proto Labs, Inc. ...................... 1,302 64,787
Symbotic, Inc. , Class A
(b)
................ 2,441 197,599
262,386
Media — 0.2%
Paramount Skydance Corp. , Class B, NVS .... 33,543 516,227
Sirius XM Holdings, Inc. ................ 17,184 372,721
888,948
Pharmaceuticals — 4.0%
Ligand Pharmaceuticals, Inc.
(a)
............ 4,077 779,971
Merck & Co., Inc. ..................... 205,964 17,708,785
18,488,756

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp. ......... 10,410 $ 907,336
Broadridge Financial Solutions, Inc. ........ 2,493 549,457
CACI International, Inc. , Class A
(a)
......... 1,852 1,041,287
Science Applications International Corp. ..... 3,974 372,403
SS&C Technologies Holdings, Inc. ......... 4,536 385,197
3,255,680
Semiconductors & Semiconductor Equipment — 18.1%
Advanced Micro Devices, Inc.
(a)
........... 90,140 23,086,657
Analog Devices, Inc. ................... 27,675 6,479,548
Intel Corp.
(a)
........................ 243,317 9,730,247
Lattice Semiconductor Corp.
(a)
............ 7,583 553,255
Microchip Technology, Inc. ............... 29,504 1,841,640
NVIDIA Corp. ....................... 114,768 23,239,372
QUALCOMM, Inc. .................... 61,332 11,094,959
Silicon Laboratories, Inc.
(a)
............... 1,766 231,487
Texas Instruments, Inc. ................. 50,729 8,190,704
84,447,869
Software — 31.8%
A10 Networks, Inc. .................... 5,897 105,202
ACI Worldwide, Inc.
(a)
.................. 2,189 104,262
Adobe, Inc.
(a)
........................ 23,756 8,084,404
Alarm.com Holdings, Inc.
(a)
.............. 3,971 195,453
Alkami Technology, Inc.
(a) (b)
.............. 1,393 28,264
Appian Corp. , Class A
(a)
................ 1,925 57,615
Atlassian Corp. , Class A
(a)
............... 8,095 1,371,455
Autodesk, Inc.
(a)
...................... 11,942 3,598,602
AvePoint, Inc. , Class A
(a)
................ 5,689 80,044
Bentley Systems, Inc. , Class B ............ 7,111 361,452
BILL Holdings, Inc.
(a)
................... 1,973 97,979
BlackLine, Inc.
(a)
..................... 1,083 62,002
Blend Labs, Inc. , Class A
(a) (b)
............. 4,715 15,607
C3.ai, Inc. , Class A
(a)
.................. 5,901 103,740
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 10,968 95,641
Check Point Software Technologies Ltd.
(a)
.... 7,120 1,393,242
Clear Secure, Inc. , Class A .............. 7,164 218,287
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 5,107 94,020
Commvault Systems, Inc.
(a)
.............. 2,167 301,690
Confluent, Inc. , Class A
(a)
............... 13,328 311,475
Crowdstrike Holdings, Inc. , Class A
(a)
........ 20,294 11,019,845
CyberArk Software Ltd.
(a)
................ 4,176 2,174,777
Dropbox, Inc. , Class A
(a)
................ 9,557 277,153
Fortinet, Inc.
(a)
....................... 54,037 4,670,418
Freshworks, Inc. , Class A
(a)
.............. 9,335 103,619
Gitlab, Inc. , Class A
(a)
.................. 6,723 327,746
Guidewire Software, Inc.
(a)
............... 1,791 418,449
HubSpot, Inc.
(a)
...................... 2,528 1,243,574
Informatica, Inc. , Class A
(a)
.............. 8,661 215,399
Intapp, Inc.
(a)
........................ 1,579 60,602
Intuit, Inc. .......................... 5,789 3,864,447
Life360, Inc.
(a) (b)
...................... 3,779 373,025
Microsoft Corp. ...................... 34,579 17,905,352
nCino, Inc.
(a)
........................ 2,220 59,230
NCR Voyix Corp.
(a)
.................... 2,823 32,210
Nutanix, Inc. , Class A
(a)
................. 12,723 906,387
OneSpan, Inc. ....................... 3,013 34,348
Onestream, Inc.
(a)
..................... 1,519 28,694
Oracle Corp. ........................ 82,200 21,586,542
Palantir Technologies, Inc. , Class A
(a)
....... 119,542 23,964,585
Palo Alto Networks, Inc.
(a) (b)
.............. 56,128 12,361,631
PAR Technology Corp.
(a) (b)
............... 871 30,781
Pegasystems, Inc. .................... 4,314 274,586
Progress Software Corp.
(a)
............... 2,093 89,246
Q2 Holdings, Inc.
(a)
.................... 1,256 77,571
Security
Shares
Shares Value
Software (continued)
Qualys, Inc.
(a)
....................... 3,060 $ 377,176
Radware Ltd.
(a)
...................... 2,640 67,663
Rapid7, Inc.
(a)
....................... 5,208 96,400
Rubrik, Inc. , Class A
(a)
.................. 5,080 382,372
Salesforce, Inc. ...................... 46,375 12,076,514
SentinelOne, Inc. , Class A
(a)
.............. 25,457 454,407
ServiceNow, Inc.
(a)
.................... 10,273 9,443,763
Sprinklr, Inc. , Class A
(a)
................. 5,142 39,696
Strategy, Inc. , Class A
(a) (b)
............... 12,585 3,391,783
Tenable Holdings, Inc.
(a)
................ 10,131 294,002
Teradata Corp.
(a)
..................... 4,600 95,910
Varonis Systems, Inc.
(a)
................. 9,101 320,628
Vertex, Inc. , Class A
(a) (b)
................. 1,385 31,716
Workiva, Inc. , Class A
(a) (b)
............... 1,039 88,325
Zscaler, Inc.
(a)
....................... 8,212 2,719,322
148,660,330
Specialized REITs — 1.8%
Digital Realty Trust, Inc. ................ 16,761 2,856,242
Equinix, Inc. ........................ 4,847 4,100,611
Iron Mountain, Inc. .................... 14,577 1,500,702
8,457,555
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. ......................... 79,761 21,564,981
HP, Inc. ........................... 46,710 1,292,466
NetApp, Inc. ........................ 10,209 1,202,416
Pure Storage, Inc. , Class A
(a)
............. 15,366 1,516,624
Quantum Computing, Inc.
(a) (b)
............. 5,624 93,977
Western Digital Corp. .................. 17,205 2,584,363
28,254,827
Total Long-Term Investments — 99 .9%
(Cost: $ 316,049,024 ) .............................. 466,904,924
Short-Term Securities
Money Market Funds — 4.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(f)
................... 20,131,805 20,141,872
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 360,793 360,793
Total Short-Term Securities — 4 .4%
(Cost: $ 20,501,265 ) ............................... 20,502,665
Total Investments — 104 .3%
(Cost: $ 336,550,289 ) .............................. 487,407,589
Liabilities in Excess of Other Assets — (4.3) % ............. (20,155,652)
Net Assets — 100.0% ...............................
$ 467,251,937
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,803,279 $ 9,340,093
(a)
$ — $ (2,051) $ 551 $ 20,141,872 20,131,805 $ 61,232
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 530,167 — (169,374)
(a)
— — 360,793 360,793 5,489 —
$ (2,051) $ 551 $ 20,502,665 $ 66,721 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2 12/19/25 $ 249 $ 4,843

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 466,904,924 $ — $ — $ 466,904,924
Short-Term Securities
Money Market Funds ...................................... 20,502,665 — — 20,502,665
$ 487,407,589 $ — $ — $ 487,407,589
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 4,843 $ — $ — $ 4,843
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust